9. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET (Tables)	6 Months Ended
Jun. 30, 2015
Property, Plant and Equipment [Abstract]
Summary of property, equipment and leasehold improvements
	June 30,	December 31,
	2015	2014
	(unaudited)

Buildings and leasehold improvements	$75,679	$75,658
Furniture and fixtures	7,745	7,556
Equipment	6,221	6,215
Company automobiles	1,615	1,619
Total	91,260	91,048

Less: Accumulated depreciation and amortization	(12,562)	(10,896)
Property, equipment and leasehold improvements, net	$78,698	$80,152

Schedule of investment in property on operating leases and property held for lease
	June 30,	December 31,
	2015	2014
	(unaudited)

Buildings and leasehold improvements	$62,876	$62,983
Equipment	5,261	5,269
Total	68,137	68,252

Less: Accumulated depreciation	(4,261)	(3,270)
Total	$63,876	$64,982